Management's Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Copa Di Vino Corporation [Member]
Management's Plan

Note 2 – Management’s Plan

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In accordance with US GAAP, management evaluates whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date these financial statements were available to be issued. The Company has incurred operating losses over the past several years and has an accumulated deficit of approximately $5.1 million at September 30, 2020, which has eroded the Company’s working capital position. Accounts payable more than 90 days past due was approximately $400,000 as of September 30, 2020 and certain vendor payables were converted to notes payable over the previous two years. The current portion of notes payable was approximately $156,000. After evaluating these factors, the Company determined there is substantial doubt about the ability of the Company to continue as a going concern.

Subsequent to year-end 2019, the World Health Organization declared the novel coronavirus (COVID-19) outbreak a public health emergency. There have been mandates from international, federal, state, and local authorities requiring forced closures of various schools, businesses and other facilities and organizations. The experienced closures and cancellations of events throughout the country are expected to continue to have an adverse impact on the Company’s sales and associated cash flows.

In 2020, the Company obtained a Payroll Protection Program PPP loan in the amount of $159,900 through the Small Business Administration. The Company is also pursuing potential investment options, including the potential of a sale of substantially all of its assets. See Note 8.

The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund ongoing operations and increasing profitability.

Note 2 – Management’s Plan

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In accordance with US GAAP, management evaluates whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date these financial statements were available to be issued. The Company has incurred operating losses over the past several years and has an accumulated deficit of approximately $4.6 million at December 31, 2019, which has eroded the Company’s working capital position. Accounts payable more than 90 days past due was approximately $500,000 as of December 31, 2019 and certain vendor payables were converted to notes payable over the previous two years. The current portion of notes payable was approximately $543,000. After evaluating these factors, the Company determined there is substantial doubt about the ability of the Company to continue as a going concern.

Subsequent to year-end 2019, the World Health Organization declared the novel coronavirus (COVID-19) outbreak a public health emergency. There have been mandates from international, federal, state and local authorities requiring forced closures of various schools, businesses and other facilities and organizations. While the closures and cancellations are expected to be temporary, the cancellation of events throughout the country are expected to have an adverse impact on the Company’s sales and gross profit margins.

In 2020, the Company obtained a Payroll Protection Program PPP loan in the amount of $159,900 through the Small Business Administration. The Company is also pursuing potential investment options, including the potential of a sale of substantially all of its assets. See Note 9 for further discussion of the letter of intent received on July 26, 2020.

The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund ongoing operations and increasing profitability.